Scheduled Maturities of Time Deposits (Detail) (USD $)	Dec. 31, 2014
Time Deposits [Line Items]
2015	$ 179,539,727
2016	38,921,215
2017	2,715,789
2018	197,779
2019	167,849
Total Time deposit	$ 221,542,359